DEBT - Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Mortgage notes payable	$ 185,758,762	$ 182,948,438
Plus unamortized mortgage premium	390,426	447,471
Less: deferred financing costs	(1,683,279)	(1,491,715)
Net principal	184,465,909	181,904,194
Dana
Debt Instrument [Line Items]
Mortgage notes payable	0	4,466,865
Harley Davidson property
Debt Instrument [Line Items]
Mortgage notes payable	6,558,170	0
Mortgages
Debt Instrument [Line Items]
Mortgage notes payable	182,758,762	176,948,438	$ 195,739,481
Plus unamortized mortgage premium	390,426	447,471	489,664
Less: deferred financing costs	(1,572,582)	(1,469,991)	(2,189,938)
Net principal	181,576,606	175,925,918	194,039,207
Mortgages | Dana
Debt Instrument [Line Items]
Mortgage notes payable		4,466,865	4,551,250
Mortgages | Harley Davidson property
Debt Instrument [Line Items]
Mortgage notes payable		0	6,748,029
Mortgages | EcoThrift
Debt Instrument [Line Items]
Mortgage notes payable		0	$ 2,639,237
Mortgages | Secured Notes Payable, Real Estate Held-for-sale
Debt Instrument [Line Items]
Mortgage notes payable	4,422,616	9,196,855
Plus unamortized mortgage premium	0	1,550
Less: deferred financing costs	(41,190)	(109,967)
Net principal	4,381,426	9,088,438
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | Dana | Retail
Debt Instrument [Line Items]
Mortgage notes payable	4,422,616	0
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | Harley Davidson property | Retail
Debt Instrument [Line Items]
Mortgage notes payable	0	6,623,346
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | EcoThrift | Retail
Debt Instrument [Line Items]
Mortgage notes payable		2,573,509
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | EcoThrift | Industrial Property
Debt Instrument [Line Items]
Mortgage notes payable	$ 0	$ 2,573,509